Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Schedule of carrying amount of goodwill
	Year ended December 31,
	2020	2021

Balance at the beginning of the year	$170,703	$264,282

Acquisitions	87,438	593
Functional currency translation adjustments	6,141	(3,734)

Balance at year end	$264,282	$261,141